Other assets (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Partners in joint operations	$ 1,248,465	$ 845,590
Prepaid expenses	706,201	789,029
Advanced payments to contractors and suppliers	639,232	553,356
Trust funds	584,910	547,439
Related parties (Note 30)		84
Other assets	31,315	33,531
Total current	3,210,123	2,769,029
Non-current
Wells abandonment and pension funds	644,341	648,980
Trust funds	294,374	245,790
Employee benefits	346,414	332,710
Advanced payments and deposits	55,522	55,178
Judicial deposits and attachments	45,534	47,264
Other assets	322,958	303,891
Total non-current	$ 1,709,143	$ 1,633,813